Segment Reporting (Details) - Schedule of Total Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Total assets:
Total assets	$ 38,434,296	$ 27,329,186
Total liabilities:
Total liabilities	26,419,940	26,152,137
CHINA
Total assets:
Total assets	12,954,728	11,704,732
Total liabilities:
Total liabilities	14,860,078	12,102,414
UNITED STATES
Total assets:
Total assets	25,479,568	15,624,454
Total liabilities:
Total liabilities	$ 11,559,862	$ 14,049,723